NET FINANCIAL RESULT (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial expenses [Abstract]
Interest on loans, financing and debentures	R$ (5,679,047,000)	R$ (4,453,739,000)	R$ (3,636,730,000)
Premium expenses on early settlements	110,060,000
Amortization of transaction costs	(101,926,000)	(80,099,000)	(67,353,000)
Interest expenses on lease liabilities	(467,879,000)	(451,148,000)	(441,596,000)
Other	(524,843,000)	(556,917,000)	(513,483,000)
Financial expenses	(6,883,755,000)	(5,541,903,000)	(4,659,162,000)
Financial income [Abstract]
Cash and cash equivalents and marketable securities	1,584,056,000	1,598,111,000	1,668,408,000
Other	182,570,000	139,323,000	157,241,000
Financial income	1,766,626,000	1,737,434,000	1,825,649,000
Results from derivative financial instruments [Abstract]
Income	10,033,761,000	2,669,394,000	10,149,730,000
Expenses	(2,705,077,000)	(11,782,077,000)	(4,623,016,000)
Derivative financial instruments, net	7,328,684,000	(9,112,683,000)	5,526,714,000
Monetary and exchange rate variations, net [Abstract]
Exchange rate variations on loans, financing and debentures	8,384,101,000	(17,728,324,000)	4,185,675,000
Leases	304,959,000	(613,124,000)	180,112,000
Other assets and liabilities	(1,138,450,000)	2,456,455,000	(1,278,060,000)
Monetary and exchange variations, net	7,550,610,000	(15,884,993,000)	3,087,727,000
Net financial result	9,762,165,000	(28,802,145,000)	5,780,928,000
Interest costs capitalised	274,731,000	959,968,000
Transaction Costs for Loans and Financing		19,000
Reclassification to biological assets	265,463,000	249,135,000	223,055
Disclosure of detailed information about biological assets [line items]
Reclassification to biological assets	R$ 265,463,000	R$ 249,135,000	R$ 223,055